SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Fund
World Select Equity Fund
(the "Funds")

Supplement Dated July 9, 2018
to the Prospectus dated September 30, 2017, as amended on December 19, 2017, April 19, 2018, April 20, 2018, May 3, 2018 and May 18, 2018

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Large Cap Fund

In the Fund Summary for the Large Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Jackson Square Partners, LLC is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Large Cap Fund," the text relating to Jackson Square Partners, LLC is hereby deleted.

Change in Portfolio Management of the World Select Equity Fund

In the Fund Summary for the World Select Equity Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Jackson Square Partners, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Fiera Capital Inc.	Nadim Rizk, CFA	Since 2018	Senior Vice President, Lead Portfolio Manager
	Andrew Chan, CIM	Since 2018	Vice President, Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "World Select Equity Fund," the text relating to Jackson Square Partners, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Fiera Capital Inc.: Fiera Capital Inc. (Fiera), located at 375 Park Avenue, 8th Floor, New York, New York 10152, serves as a Sub-Adviser to the World Select Equity Fund. A team of investment professionals manages the portion of the World Select Equity Fund's assets allocated to Fiera. Nadim Rizk, CFA, is a Senior Vice President and is the Lead Portfolio Manager of the U.S., International and Global Equity strategies at Fiera Capital Corporation (FCC). In connection with the provision of investment advisory services to U.S. clients of Fiera, Mr. Rizk acts under a participating affiliate arrangement between Fiera and FCC. Mr. Rizk has over 20 years of industry experience and joined FCC in 2009. Prior experiences include positions as Head of Global Equities, Lead Manager for U.S. and Global Equity portfolios, as well as Senior Global Research Analyst positions at some of Canada's leading investment management firms. Mr. Rizk graduated from the American University of Beirut with a Bachelor of Business Administration, majoring in Finance. Mr. Rizk later obtained an M.B.A. from McGill University and also obtained the Chartered Financial Analyst designation. Andrew Chan, CIM, is a Vice President and Portfolio Manager for the U.S., International and Global Equity strategies at FCC. In connection with the provision of investment advisory services to U.S. clients of Fiera, Mr. Chan acts under a participating affiliate arrangement between Fiera and FCC. Mr. Chan has over 14 years of industry experience and joined FCC in 2009. Prior experiences include senior analyst positions for U.S. and global equities at leading investment management firms. Mr. Chan graduated from McGill University with a Bachelor of Commerce, majoring in Finance. Mr. Chan later obtained a Master of Science in Finance from HEC Montréal.

As noted above, in connection with the provision of investment advisory services to U.S. clients of Fiera, Mr. Rizk and Mr. Chan act under a participating affiliate arrangement between FCC and Fiera. FCC does not provide investment advisory services, or offer investment funds, in the United States or to U.S. persons. Investment advisory services for U.S. persons are provided by Fiera. In connection with providing services to certain U.S. clients, Fiera uses the resources of FCC acting in its capacity as Fiera's "participating affiliate," in accordance with applicable guidance of the SEC and its staff. These resources will specifically include, without limitation, the use of certain investment personnel. All such personnel of FCC will be treated as persons "associated with" Fiera (as that term is defined by the Investment Advisers Act of 1940, as amended) in connection with the provision of any investment advisory services provided by such team members to U.S. clients.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1158 (7/18)

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Fund
Large Cap Disciplined Equity Fund
Large Cap Index Fund
S&P 500 Index Fund
Extended Market Index Fund
Small Cap Fund
Small Cap II Fund
Small/Mid Cap Equity Fund
U.S. Managed Volatility Fund
Global Managed Volatility Fund
World Select Equity Fund
World Equity Ex-US Fund
Screened World Equity Ex-US Fund
Emerging Markets Equity Fund
Opportunistic Income Fund
Core Fixed Income Fund
High Yield Bond Fund
Long Duration Fund
Long Duration Credit Fund
Ultra Short Duration Bond Fund
Emerging Markets Debt Fund
Real Return Fund
Limited Duration Bond Fund
Intermediate Duration Credit Fund
Dynamic Asset Allocation Fund
Multi-Asset Real Return Fund
(the "Funds")

Supplement Dated July 9, 2018
to the Statement of Additional Information ("SAI") dated September 30, 2017, as amended on December 19, 2017, April 19, 2018, May 3, 2018 and May 18, 2018

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Change in Portfolio Management of the Funds

On the cover page of the SAI, the reference to "Jackson Square Partners, LLC" is hereby deleted.

In addition, under the section titled "The Adviser and The Sub-Advisers," under the heading titled "The Sub-Advisers," under the sub-heading titled "Fiera Capital Inc.," the reference to "Large Cap Fund" is hereby deleted and replaced with "Large Cap and World Select Equity Funds."

In addition, under the heading titled "Portfolio Management," under the sub-heading titled "Fiera" the paragraphs thereunder are hereby deleted and replaced with the following:

Fiera

Compensation. SIMC pays Fiera a fee based on the assets under management of the Large Cap and World Select Equity Funds as set forth in an investment sub-advisory agreement between Fiera and SIMC. Fiera pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap and World Select Equity Funds. The following information relates to the period ended March 31, 2018.

Ownership of Fund Shares. As of March 31, 2018, Fiera's portfolio managers did not beneficially own any shares of the Large Cap or World Select Equity Funds.

Other Accounts. As of March 31, 2018, in addition to the Large Cap and World Select Equity Funds, Fiera's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Nadim Rizk, CFA and Andrew Chan, CIM**	2	$90.4	922		$5,907.2	54		$16,204.6
	0	$0	3	*	78.0	1	*	$331.1

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

**  Approximately $6.75 billion of the assets under management are managed by Fiera with the use of FCC's resources acting in its capacity as a "participating affiliate" of Fiera.

Conflicts of Interest. A conflict of interest may arise as a result of the portfolio manager being responsible for conflicts of interest. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the Large Cap and World Select Equity Funds, which may have different investment guidelines and objectives. In addition to the Large Cap and World Select Equity Funds, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts. In particular, this conflict of interest may arise as a result of Fiera's management of the Large Cap and World Select Equity Funds and other accounts, which, in theory, may allow Fiera to allocate investment opportunities in a way that favors other accounts over the Large Cap and World Select Equity Funds. This conflict of interest may be exacerbated to the extent that Fiera or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts (some of which receive both a management and incentive fee) than the Large Cap and World Select Equity Funds. Fiera (or its members, employees and affiliates) may give advice or take action with respect to the other accounts that differs from the advice given with respect to the Large Cap and World Select Equity Funds. To the extent a particular investment is suitable for both the Large Cap and World Select Equity Funds and the other accounts, such investments will be allocated between the Large Cap and World Select Equity Funds and the other accounts in a manner that Fiera determines is fair and equitable under the circumstances to all clients, including the Large Cap and World Select Equity Funds.

To address and manage these potential conflicts of interest, Fiera has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

In addition, under the same heading, the sub-heading titled "JSP" and the paragraphs thereunder are hereby deleted.

There are no other changes to the portfolio management of the Funds.

Change in Membership of the Board

The SAI is hereby amended and supplemented to reflect the following change in the membership of the Funds' Board of Trustees.

Effective May 31, 2018, Joan A. Binstock was no longer a member of the Board of Trustees (the "Board") of SEI Institutional Investments Trust. Accordingly, all references to Ms. Binstock as a current member of the Board or any Committee thereof are hereby removed.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1159 (7/18)

SEI INSTITUTIONAL INVESTMENTS TRUST

U.S. Equity Factor Allocation Fund
(the "Fund")

Supplement Dated July 9, 2018
to the Statement of Additional Information ("SAI") dated January 15, 2018, as amended on
April 19, 2018

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Change in Membership of the Board

The SAI is hereby amended and supplemented to reflect the following change in the membership of the Fund's Board of Trustees.

Effective May 31, 2018, Joan A. Binstock was no longer a member of the Board of Trustees (the "Board") of SEI Institutional Investments Trust. Accordingly, all references to Ms. Binstock as a current member of the Board or any Committee thereof are hereby removed.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1160 (7/18)